Share-based Compensation - HCML Share Option Exercises (Details) - HCML Share Option Scheme - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share option values
Cash received from share options exercised	$ 3,868	$ 380	$ 426
Total intrinsic value of share options exercised	$ 9,394	$ 2,290	$ 1,907